SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]


         Pre-Effective Amendment No. __                    [_]


         Post-Effective Amendment No. __                   [_]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940                                                       [X]


         Amendment No. __                                  [_]


--------------------------------------------------------------

LABRADOR MUTUAL FUND
(formerly named "Labrador Fund")
(Exact name of registrant as specified in charter)
--------------------------------------------------------------

2344 Corte De La Jara, Pleasanton, California 94566
(Address of principal executive offices)

Registrant's Telephone Number: 510-461-1848
--------------------------------------------------------------
Peter Allen Schuh, 2344 Corte De La Jara, Pleasanton,
California 94566
(Name and address of agent for service)


--------------------------------------------------------------

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration
Statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest.
The amount of the registration fee pursuant to Rule 24f-2 of the Investment Company Act of 1940 is $500 and the amount of the registration fee pursuant to Rule 8b-6 of the Investment Company Act of 1940 is $1,000.


The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.




LABRADOR MUTUAL FUND
FORM N-1A CROSS REFERENCE SHEET
Pursuant to Rule 481(a)
-----------------------

Item in Part A of Form N-1A	       	Location in Prospectus
---------------------------        	----------------------

1. Cover Page			                   	Cover Page

2. Synopsis				                    	Summary of Fund Expenses

3. Condensed Financial Information 	Not Applicable

4. General Description of	         	Cover Page; General
   Registrant			                   	Information

5. Management of the Fund	         	Management Services

5A. Managers Discussion of	        	Not Applicable
    Fund Performance

6. Capital Stock and Other 	       	General Information
   Securities

7. Purchase of Securities	         	How to Buy Shares;
   Being Offered			                	Distribution and
					                              	Shareholder Servicing Plan

8. Redemption or Repurchase	       	How to Redeem Shares

9. Pending Legal Proceedings	      	Not Applicable

Item in Part B of Form N1-A	       	Location In Statement of
                              						Additional Information
---------------------------		       ------------------------

10. Cover Page			                  	Cover Page

11. Table of Contents			            Table of Contents

12. General Information and 	      	General Information;
    History				                    	General Information
                              						(Prospectus)

13. Investment Objectives		         Investment Objective and
    and Policies				                Policies

14. Management of the Registrant   	Management

15. Control Persons and Principal   Trustees and Officers
    Holders of Securities

16. Investment Advisory and 		      Management
    Other Services

17. Brokerage Allocation		          Portfolio Transactions;
					                              	Distribution and
                              						Shareholder Servicing Plan

18. Capital Stock and Other		       General Information;
    Securities			                  	General Information
					                              	(Prospectus)

19. Purchase, Redemption and 		     Redemption of Fund Shares
    Pricing of Securities	         	How to Buy Shares
    Being offered				               (Prospectus); How to
					                              	Redeem Shares (Prospectus)
                              						Valuation

20. Tax Status				                  Dividends, Distributions
						                              and Taxes (Prospectus)

21. Underwriters				                Not Applicable

22. Calculation of Performance	     Not Applicable
    Data

23. Financial Statements          		Financial Statements











INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BY ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


PRELIMINARY PROSPECTUS
SUBJECT TO COMPLETION

LABRADOR MUTUAL FUND
2344 Corte De La Jara
Pleasanton, California 94566
Telephone: 510.461.1848

February ___, 1998
          Labrador Mutual Fund, (the "fund") is a mutual fund that invests principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the fund's management, not only meet traditional investment standards, but also show evidence that they are high quality companies that conduct their business in a socially responsible manner. Investment advisory and management services are provided to the Fund by Labrador Investment Advisors, Inc. (the "Manager"). For a description of the Fund's investment objective and policies, including the risk factors associated with an investment in the Fund, see "Investment Objective, Policies And Risks." There can be no assurance that the Fund's investment objective will be achieved.

         This Prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone number or the address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT
FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY,
AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE LOSS OF
PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                                TABLE OF CONTENTS





Summary of Fund Expenses............................  1

Investment Objective, Policies and Risks............  5

Management Services.................................  7

How to Buy Shares................................... 11

How to Redeem Shares................................ 14

Distribution and Shareholder Servicing Plan..........16

Dividends, Distributions and Taxes.................. 16

Systematic Investment Plan.......................... 17

Advertising the Fund's Performance.................. 18

General Information................................. 18









SUMMARY OF FUND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of
offering price)...........................  None

Redemption Fee (as a percentage of the amount
subject to charge)........................  None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Management Fees (after fee waiver)*.........1.35%**

12b-1 Fees***............................... .25%

Other Expenses*............................. 1.00%

Total Fund Operating Expenses (after fee waiver)*... 2.60%

EXAMPLE
         You would pay the following expenses on a $1,000 investment, assuming
         (1) 5% annual return and (2) redemption at the end of each time period:

1 YEAR............................................... $26

3 YEARS.............................................. $81

EXAMPLE
         You would pay the following expenses on the same
investment, assuming no redemption:
1 YEAR............................................... $26

3 YEARS.............................................. $81

--------------------


* Based on estimated expenses for the current fiscal year. The Manager has undertaken, until such time as it gives investors 60 days notice to the contrary, to waive its investment advisory fee to the extent Total Fund Operating Expenses (other than interest, taxes, brokerage fees and extraordinary items) exceed 2.60%, except that the amount of such obligation will not exceed the amount of fees received by the Manager for the applicable period. Without such waiver, Management Fees stated above would be 1.35%, 12b-1 Distribution Fees would be .25%, Other Expenses would be 1.00% and Total Fund Operating Expenses would be 2.60%.


**       The Management Fee is payable at an annual rate equal
to 1.35% of the Fund's average daily net assets, subject to increase by up to 0.35% annually depending on the Fund's performance. See "Management Services."

***      Pursuant to the Rules of the National Association of
Securities Dealers, Inc., the aggregate annual distribution fees on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. The 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, a long-term shareholder of the Fund may pay more in distribution fees than the economic equivalent of 6.25% of such shareholder's investment in such shares.

THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.


The purpose of the foregoing table is to assist you in understanding the various costs and expenses that investors will bear, directly or indirectly, the payment of which will reduce investors' return on an annual basis. Other Expenses and Total Fund Operating Expenses are based on estimated amounts for the current fiscal year. In addition to the expenses noted above, the Fund will charge $15.00 for each wire redemption. See "How to Redeem Shares." For a further description of the various costs and expenses incurred in the Fund's operation, as well as expense reimbursement or waiver arrangements, see "Management Services."



                    INVESTMENT OBJECTIVE, POLICIES AND RISKS


INVESTMENT OBJECTIVES - The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they are high quality companies that conduct their business in a socially responsible manner. Current income is secondary to the primary goal. There can be no assurances that the Fund's investment objectives will be achieved.

SPECIAL CONSIDERATIONS - TYPES OF COMPANIES SOUGHT FOR INVESTMENT - To assess whether a company is a high quality company that conducts its business in a socially responsible manner, the Fund considers a company's record in the areas of
(1) consumer protection and product safety, (2) protection and improvement of the environment and the proper use of natural resources, (3) equal employment opportunity, and (4) occupational health and safety. For example, consistent with its consumer protection screen, the Fund will not purchase shares in a company which manufactures tobacco products. There are few generally accepted measures of achievement in these areas. The development of suitable measurement techniques, therefore, will be largely within the discretion and judgment of the management of the Fund. Management does not intend at present to evaluate in depth a company's activities not directly connected with the conduct of its business (such as participation in community improvement projects) or the secondary implications of corporate activities (for example, in examining banks, the business activities of their borrowers will not be evaluated).
        The Fund's special considerations tend to limit the availability of investment opportunities more than is customary with other investment companies. Management believes, however, that there are sufficient investment opportunities among companies which meet the Fund's special considerations to permit full investment, if management believes it desirable, in securities which meet the Fund's primary investment objective of capital growth through equity investment.
        The Fund's objectives and special considerations described above cannot be changed without approval by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "Act"), of the Fund's outstanding voting shares.
        The Fund's Board of Directors may adopt additional criteria or restrictions governing the Fund's investments if the Board of Directors determines that the new criteria or restrictions are consistent with the Fund's objective of investing in a socially responsible manner, but the Board may not change the four existing special considerations described above without shareholder approval.

THE INVESTMENT SELECTION PROCESS - Potential investment portfolio selections (based on traditional investment considerations, including an opinion of the fundamental value of the security and other market factors) are designated to the research staff. The staff begins a process of searching publicly available information about the company to determine its record in the areas of special concern to the Fund. Researchers use commercially available computer data bases and reviews and evaluations published or made available by "watchdog" groups whose interests focus on one or more of the special areas, such as the environment, as applicable. Additional data may be obtained, where practical, from local, state and federal agencies which maintain surveillance in certain areas of interest to the Fund and which provide this data to the public.
        If the initial evaluation reveals no negative pattern in the areas of special concern to the Fund, a company's securities are eligible for purchase.
        If it is determined at any stage that purchase or retention of the portfolio security is not consistent with the Fund's goal of investing in companies that are high quality companies that conduct their business in a socially responsible manner, the security will not be purchased or, if already purchased, will be sold as expeditiously as possible, consistent with the best interests of the Fund.
        The Manager will review new portfolio acquisitions in light of the Fund's special concerns at their next regular meeting. While the Manager will disqualify a company evidencing a pattern of conduct that is inconsistent with the Fund's special standards, the Manager need not disqualify a company on the basis of incidents that, in the Manager's judgment, does not reflect the company's policies and overall current level of performance in the areas of special concern to the Fund. The performance of companies in the areas of special concern are reviewed regularly to determine their continued eligibility.

MANAGEMENT POLICIES - Depending on market conditions, the Fund attempts to be invested fully in common stock, or securities convertible into common stock, which meet both traditional investment standards and the Fund's investment criteria described under "Types of Companies Sought for Investment."
        As a fundamental policy, the Fund is permitted to borrow to the extent permitted under the Act. However, the Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.
        The Fund may invest up to 5% of the value of its net assets in securities which are illiquid securities, provided such investments are consistent with the Fund's investment objective. Illiquid securities are securities which are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain options traded in the over-the-counter market and securities used to cover such options. Investment in illiquid securities subjects the Fund to the risk that it will not be able to sell such securities when it may be opportune to do so.
        During periods in which management believes adverse trends are occurring in the financial markets or the economy, the Fund may adopt a temporary defensive posture to preserve shareholders' capital by investing in U.S. Government securities, and also in corporate bonds, high grade commercial paper, repurchase agreements, time deposits, bank certificates of deposit, bankers' acceptances and other short-term bank obligations issued in this country as well as those issued in dollar denominations by the foreign branches of U.S. banks, and cash or cash equivalents, without limit as to amount, as long as such investments are made in securities of eligible companies and domestic banks. When the Fund has adopted a temporary defensive posture, the entire portfolio can be so invested. During such periods, the Fund may not achieve its investment objectives.
        Repurchase agreements involve the acquisition by the Fund of an underlying debt instrument subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at a fixed price, usually not more than one week after its purchase. The Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York with respect to securities of the type in which the Fund may invest, and the Fund will require that additional securities be deposited with its custodian if the value of the securities purchased should decrease below resale price. The Manager will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.
        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.
        To earn additional income on its portfolio, the Fund may sell covered call option contracts on securities it owns to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option on a security owned by the Fund, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security.
        A more detailed description of the securities in which the Fund may invest can be found in the Statement of Additional Information.
        The Fund may invest in companies with substantial overseas activities, but, at present, management will not examine corporate activities carried on outside the United States.

CERTAIN FUNDAMENTAL POLICIES - The Fund may (i) borrow money to the extent permitted under the Act, which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets; (ii) invest up to 5% of the value of its total net assets in the securities of any one issuer (except securities of the U.S. Government or any instrumentality thereof); (iii) invest in companies having less than three years continuous operating history (including that of predecessors) but only in an amount up to 5% of the value of its net assets; and (iv) invest up to 25% of the value of its total assets in any single industry. This paragraph describes fundamental policies of the Fund which cannot be changed without approval by the holders of a majority (as defined in the Act) of the Fund's outstanding voting shares. See "Investment Objectives and Management Policies-Investment Restrictions" in the Fund's Statement of Additional Information.
CERTAIN ADDITIONAL NON-FUNDAMENTAL POLICIES - The Fund may (i) pledge, hypothecate, mortgage or otherwise encumber its assets, but only to secure permitted borrowings; and (ii) invest up to 5% of the value of its net assets in repurchase agreements providing for settlement in more than seven days after notice and in other illiquid securities. See "Investment Objectives and Management Policies - Investment Restrictions" in the Fund's Statement of Additional Information. INVESTMENT CONSIDERATIONS - The Fund will not seek to realize profits by anticipating short-term market movements. When market conditions permit, the Fund generally intends to retain securities for at least the statutory long-term capital gain period. The annual portfolio turnover rate indicates the rate of change in the Fund's portfolio; for instance, a rate of 100% would result if all the securities in the portfolio at the beginning of an annual period had been replaced by the end of the period. While the rate of portfolio turnover will not be a limiting factor when management deems changes appropriate, it is anticipated that, in view of the Fund's investment objectives, its annual portfolio turnover rate generally should not exceed 50%. When extraordinary market conditions prevail, a higher turnover rate and increased brokerage expenses may be expected.


         CHANGES IN INVESTMENT POLICIES. Except as noted below, the foregoing investment policies are not fundamental and the Fund's Board of Trustees may change such policies without the vote of a majority of the Fund's outstanding voting securities. The Board will not change the Fund's investment objective of seeking to produce capital appreciation without such a vote. A more detailed description of the Fund's investment policies, including a list of those restrictions on the Fund's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information.




MANAGEMENT SERVICES


         THE MANAGER. The Board of Trustees provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and Labrador Investment Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund. The address of the Manager is 2344 Corte De La Jara, Pleasanton, California 94566. The Manager has no previous experience in advising a mutual fund.

         The Manager was founded in September 1997 by Peter Allen Schuh and Allen John Schuh. Peter Allen Schuh, the Chairman of the Board, President, Secretary and Treasurer of the Fund, is the Chairman of the Board and President of the Manager. Peter Allen Schuh is a co-portfolio manager of the Fund. Peter Allen Schuh holds a B.S. degree from California Polytechnic State University, San Luis Obispo. Peter Allen Schuh has co-authored several articles. Peter Allen Schuh worked at Merrill Lynch before starting Labrador Investment Advisors, Inc.

         Allen John Schuh, the vice-president of the Fund, is also the vice-president of the Manager and co-portfolio manager of the Fund. Allen John Schuh is currently a professor in the Department of Management & Finance at the California State University at Hayward. Allen John Schuh holds an A.B. degree from San Diego State University, a M.A. degree from the University of California, Berkeley, and a Ph.D. from The Ohio State University. Allen John Schuh has authored several dozen articles and papers dealing with decision theory, investing and related management issues. He has a management textbook in its fourth edition. His previous experience was with the accounting firm Ernst & Ernst, active duty with the United States Navy, and Lecturer at Old Dominion University. He has had many consulting assignments in his 30 year professional career. Professional memberships include; The Academy of Management, The Institute for Operations Research and The Management Sciences, The American Psychological Association and The American Psychological Society.

         MANAGEMENT FEES. Under the terms of the Management Agreement, the Fund has agreed to pay the Manager a base monthly management fee at the annual rate of 1.35% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded the percentage change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase the total management fee payable to the Manager (the "Total Management Fee") by up to .35% annual rate per year of the value of the Fund's average daily net assets.

         The monthly Total Management Fee is calculated as follows: (a) one-twelfth of 1.35% annual Base Fee rate (0.1125%) is applied to the Fund's average daily net assets over the most recent calendar month, giving a dollar amount which is the Base Fee for that month; (b) one-twelfth of the applicable performance adjustment rate from the table below is applied to the Fund's average daily net assets over the most recent calendar month, giving a dollar amount which is the Monthly Performance Adjustment (for the first twelve-month period no performance adjustment will be made); and (c) the Monthly Performance Adjustment is then added to the Base Fee and the result is the amount payable by the Fund to the Manager as the Total Management Fee for that month.



         The full range of Total Management Fee on an annualized basis is as follows:

- -----------------------------------------------------------
PERCENTAGE POINT DIFFERENCE BETWEEN FUND
PERFORMANCE (NET OF EXPENSES INCLUDING PERFORMANCE
ADVISORY FEES) AND PERCENTAGE CHANGE IN ADJUSTMENT

THE S&P 500 INDEX  BASE FEE (%)      RATE (%)    TOTAL FEE (%)
- -----------------------------------------------------------

+2.00 percentage points or more...  1.35%   .35%   1.70%

The period over which performance is measured is a rolling twelve-month period and the performance of the S&P 500 Index is calculated as the sum of the change in the level of the S&P
500 Index during the period.

         Because the maximum Monthly Performance Adjustment for the Fund applies whenever the Fund's performance exceeds the S&P 500 Index by 2.00% or more, the Manager could receive a maximum Monthly Performance Adjustment even if the performance of the Fund is negative. In 1972, the SEC issued Release No. 7113 under the Investment Company Act (the "Release") to call the attention of directors and investment advisers to certain factors which must be considered in connection with investment company incentive fee arrangements. One of these factors is to "avoid basing significant fee adjustments upon random or insignificant differences" between the investment performance of a fund and that of the particular index with which it is being compared. The Release provides that "preliminary studies (of the SEC staff) indicate that as a 'rule of thumb' the performance difference should be at least +/-10 percentage points" annually before the maximum performance adjustment may be made. However, the Release also states that "because of the preliminary nature of these studies, the Commission is not recommending, at this time, that any particular performance difference exist before the maximum fee adjustment may be made." The Release concludes that the directors of a fund "should satisfy themselves that the maximum performance adjustment will be made only for performance differences that can reasonably be considered significant." The Board of Trustees has fully considered the Release and believes that the performance adjustments are entirely appropriate although not within the +/-10 percentage points per year range suggested by the Release.


         EXPENSES. All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the Manager. The expenses to be borne by the Fund will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.


         The Manager has undertaken, until such time as it gives investors 60 days' notice to the contrary, to waive its Management Fee in the amount, if any, by which the total expenses of the Fund for any fiscal year, including amortization of organizational expenses and amounts paid by the Fund under the Plan, exceed 2.60% of average annual net assets of the Fund, except that the amount of such fee waiver shall not exceed the amount of fees received by the Manager under the Management Agreement for such fiscal year. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes.


         PORTFOLIO TRANSACTIONS. The Management Agreement recognizes that in the purchase and sale of portfolio securities, the Manager will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager. The use of brokers who provide investment and market research and securities and economic analysis may result in higher brokerage charges than the use of brokers selected on the basis of the most favorable brokerage commission rates and research and analysis received may be useful to the Manager in connection with its services to other clients as well as to the Fund. In over-the-counter markets, orders are placed with responsible primary market makers unless a more favorable execution or price is believed to be obtainable.

         PORTFOLIO TURNOVER. A change in securities held by the Fund is known as "portfolio turnover" which may result in the payment by the Fund of dealer spreads or underwriting commissions and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Although it is the policy of the Fund to hold securities for investment, changes in the securities held by the Fund will be made from time to time when the Manager believes such changes will strengthen the Fund's portfolio. It is estimated that the portfolio turnover of the Fund generally will not exceed 50%.


         CUSTODIAN AND TRANSFER AGENT. Star Bank, N.A., 425 Walnut Street, M.L. 6118, P.O. Box 1118, Cincinnati, Ohio 45201-1118 is the Fund's custodian. American Data Services, Inc., 24 West Carver Street, 2nd Floor, Huntington, New York 11743 is the Fund's transfer agent and dividend disbursing agent (the "Transfer Agent").



HOW TO BUY SHARES


         GENERAL. The minimum initial investment is $1,000 ($500 for IRA's). Subsequent investments ordinarily must be at least $50. The Fund reserves the right to reject any purchase order. The Fund reserves the right to vary or waive the initial and subsequent investment minimum requirements at any time.

         Purchase orders received in proper form before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York time) on any day the Fund calculates its net asset value are priced according to the net asset value determined on that date. Purchase orders received in proper form after the close of trading on the New York Stock Exchange are priced as of the time the net asset value is next determined.

         INITIAL PURCHASE.

         By Mail -- You may purchase shares of the Fund by completing and signing the application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Labrador Mutual Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

Overnight:

U.S. mail:        Labrador Mutual Fund
                  P.O. Box ________
                  Cincinnati, Ohio 45264-0335

         By Wire -- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call American Data Services, Inc., the Fund's Transfer Agent, at ____________ to set up your account and obtain an account number. You should be prepared to provide the information on the application form to the Transfer Agent. Then, you should provide your bank with the following information for purposes of wiring your investment:
         Star Bank, N.A. Cinti/Trust
         ABA #____________
         Attn:  Labrador Mutual Fund
         D.D.A. #
         Account Name
___________________________________________
        (write in account registration name)
         For the Account #
_____________________________________________
 (write in account # assigned by Transfer Agent)

You are required to mail a signed application to the Transfer
Agent at the following address in order to complete your initial wire purchase:

         Labrador Mutual Fund
         c/o American Data Services, Inc.
         24 West Carver Street, 2nd Floor
         Huntington, New York 11743

Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

         ADDITIONAL INVESTMENTS. You may purchase additional shares of the Fund at any time (minimum of $50) by mail or wire. Each additional mail purchase request must contain the additional investment portion of your shareholder statement or a letter containing your name, the name of your account, your account number and the name of the Fund. Checks should be made payable to Labrador Mutual Fund and should be sent to the Custodian as set forth above under "INITIAL PURCHASE - By Mail". A bank wire should be sent as set forth above under "INITIAL PURCHASE - By Wire".

         PURCHASES THROUGH PROCESSING ORGANIZATIONS. Shares of the Fund may also be purchased through a "Processing Organization," which is a broker-dealer, bank or other financial institution that purchases shares for its customers. When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. Such shares may be transferred into the investor's name following procedures established by the Processing Organization and the Transfer Agent. The minimum initial and subsequent investments in the Fund for shareholders who invest through a Processing Organization generally will be set by the Processing Organization. Processing Organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Certain Processing Organizations may receive compensation from the Manager pursuant to the Fund's Distribution and Shareholder Servicing Plan. An investor contemplating investing with the Fund through a Processing Organization should read materials provided by the Processing Organization in conjunction with this Prospectus.

         TAX SHELTERED RETIREMENT PLANS. Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k), 403(b) plans; Keogh (HR-10) Plans, qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan choices. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees and other processing fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about IRA fees by calling the Transfer Agent at
______________.

         AUTOMATIC INVESTMENT OPTION. Please see "SYSTEMATIC INVESTMENT PLAN" below.
         PURCHASE OF FUND SHARES WITH COMPATABLE SECURITIES. At the discretion of the Manager, an investor may submit securities in exchange for Labrador Mutual Fund shares, provided the stocks submitted meet all of the criteria of the Fund's portfolio at that time. Prior approval of such exchange is required.

         NET ASSET VALUE. Shares of the Fund are sold on a continuous basis. Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of the Fund is computed by dividing the value of the Fund's net assets by the total number of shares of the Fund outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by, or in accordance with procedures established by, the Fund's Board of Trustees.


         ADDITIONAL INFORMATION. Federal regulations require that investors provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes." Failure to furnish a certified TIN to the Fund could subject the investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.


HOW TO REDEEM SHARES

         GENERAL. Investors may request redemption of Fund shares at any time. Redemption requests may be made as described below. When a request is received in proper form, the Fund will redeem the shares at the next determined net asset value.
          The Fund ordinarily will make payment for all shares redeemed within three days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if an investor has purchased Fund shares by check and subsequently submits a redemption request, the redemption proceeds will not be transmitted until the check used for investment has cleared, which may take up to 15 days. This procedure does not apply to shares purchased by wire payment.

         The Fund reserves the right to redeem investor accounts at its option upon not less than 60 days' written notice if the account's net asset value is $500 ($250 for IRA's) or less, for reasons other than market conditions, and remains so during the notice period.


         REDEMPTION PROCEDURES. Shareholders who wish to redeem shares must do so through the Transfer Agent by mail or telephone.

         By Mail -- Redemption requests by mail must include your letter of instruction (including Fund name, account number, account name(s), address and the dollar amount or number of shares you wish to redeem) and should be addressed to:

                  Labrador Mutual Fund
                  c/o American Data Services, Inc.
                  24 West Carver Street, 2nd Floor
                  Huntington, New York 11743

         By Telephone -- Shareholders that have elected the telephone redemption option on the shareholder application form may make a telephone redemption request by calling the Transfer Agent at __________. The Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Transfer Agent or the Fund may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

         During times of drastic economic or market conditions, investors may experience difficulty in contacting the Transfer Agent by telephone to request a redemption of Fund shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, Fund's the net asset value may fluctuate.

         ADDITIONAL INFORMATION ABOUT REDEMPTIONS. A shareholder may have redemption proceeds of $500 or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. A transaction fee of $15.00 will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be referred to the Transfer Agent at ______________.

         Written redemption instructions must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. All signatures must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Stock Exchange Medallion Program and the Securities Transfer Agents Medallion Program ("STAMP"). Such guarantees must be signed by an authorized signatory thereof with "Signature Guaranteed" appearing with the shareholder's signature. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Signature-guarantees may not be provided by notaries public. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account.

Investors may obtain from the Fund or the Transfer Agent forms of resolutions and other documentation which have been
prepared in advance to assist compliance with the Fund's
procedures. Any questions with respect to signature guarantees should be directed to the Transfer Agent by calling
_____________.



           DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

         Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Manager a shareholder servicing and distribution fee at the annual rate of .25% of the average daily net assets of the Fund. Such fee will be used in its entirety by the Manager to make payments for administration, shareholder services and distribution assistance, including, but not limited to (i) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Manager under the Plan.


DIVIDENDS, DISTRIBUTIONS AND TAXES

         The Fund ordinarily pays dividends from its net investment income and distributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. Dividends are automatically reinvested in additional Fund shares at net asset value, unless the shareholder has elected to receive payment in cash. All expenses are accrued daily and deducted before declaration of dividends to investors.


         Dividends derived from net investment income, together with distributions from net realized short-term securities gains, paid by the Fund will be taxable to U.S. shareholders as ordinary income for Federal income tax purposes. Distributions from net realized long-term securities gains of the Fund will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes. Dividends and distributions also may be subject to state and local taxes. The Fund's distributions are taxable in the year paid, regardless of whether they are received in cash or reinvested in additional shares of the Fund, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.
         Notice as to the tax status of investors' dividends and distributions will be mailed to them annually. Investors also will receive periodic summaries of their accounts which will include information as to dividends and distributions from securities gains, if any, paid during the year.

         An investor's redemption of Fund shares may result in a taxable gain or loss, depending upon whether the redemption proceeds payable to such investor are more or less than his adjusted tax basis for his redeemed shares.

         Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.


         A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

         The Fund intends to qualify as a "regulated investment company" under the Code so long as such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for a 4% Federal excise tax on undistributed income.


         Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.

SYSTEMATIC INVESTMENT PLAN


         The Systematic Investment Plan permits investors to purchase shares of the Fund (minimum initial investment of $500 and minimum subsequent investments of $50 per transaction) at regular intervals selected by the investor. Provided the investor's bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on the twentieth day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Transfer Agent at _________ to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets. Since the Systematic Investment Plan involves the continuous investment in the Fund regardless of fluctuating price levels of the Fund's shares, investors should consider their financial ability to continue to purchase through periods of low price levels. The Fund may modify or terminate the Systematic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.


ADVERTISING THE FUND'S PERFORMANCE


         From time to time the Fund advertises its "total return" and "average annual total return". These figures are based on historical earnings and are not intended to indicate future performance. The "total return" shows what an investment in shares of the Fund would have earned over a specified period of time (for example, one and five year periods or since inception) assuming the payment of the redemption fee upon redemption and that all distributions and dividends paid by the Fund were reinvested on the reinvestment dates during the period. The "average annual total return" is the annual rate required for the initial payment to grow to the amount which would be received at the end of the specified period; i.e., the average annual compound rate of return. Total return and average annual total return may also be presented without the effect of the redemption fee.


         From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Service, Inc. ("Lipper"), an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Fund's shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales loads. The Fund may also refer in advertisements or in other promotional material to articles, comments listings and columns in the financial press pertaining to the Fund's performance.


GENERAL INFORMATION

         The Fund is an open-end diversified portfolio of Labrador Mutual Fund (the "Trust"). The Trust was organized as a business trust under the laws of the state of Delaware in 1997. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $.001 per share. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are freely transferable. Upon issuance and sale in accordance with the terms of this Prospectus, each share will be fully paid and nonassessable. Each share has one vote.

         The Trust's Board has authority to create additional portfolios of shares without shareholder approval. All consideration received by the Trust for shares of one of the portfolios and all assets in which such consideration is invested will belong to that portfolio (subject only to the rights of creditors of the Trust) and will be subject to the liabilities related thereto. The assets attributable to, and the expenses of, one portfolio are treated separately from those of the other portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters, Trust shareholders vote together as a group; as to others, they vote separately by portfolio. By this Prospectus, shares of the Fund are being offered.

         In order to provide the initial capital for the Fund, Labrador Investment Advisors, Inc. has purchased a total of 10,000 shares of the Fund at $10.00 per share for an aggregate purchase price of $100,000. As long as Labrador Investment Advisors, Inc. owns more than 25% of the Fund's shares, it will be deemed to be in "control" of the Fund as that term is defined in the 1940 Act.


         Shareholder inquiries may be made by writing to the
Transfer Agent at American Data Services, Inc., 24 West Carver
Street, 2nd Floor, Huntington, New York 11743, or by calling
______________.








=======================================================


=======================================================


LABRADOR MUTUAL FUND

- -----------------------------------------------------

525 Vine Street, Suite 1330
Cincinnati, Ohio 45202


INVESTMENT MANAGER
Labrador Investment Advisors, Inc.
2344 Corte De La Jara
Pleasanton, California 94566


TRANSFER AGENT
American Data Services, Inc.
24 West Carver Street
Huntington, New York 11743


PORTFOLIO SECURITIES CUSTODIAN
Star Bank, N.A.
P.O. Box 1118
Cincinnati, Ohio 45201-1118